Revenue	12 Months Ended
Mar. 31, 2018
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Revenue

4. Revenue

For the year ended March 31,	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Sale of products, gross of excise duty	666,567	749,314	917,028	14,084
Less: excise duty	(37,308)	(39,462)	(10,564)	(162)
Sale of products, net of excise duty	629,259	709,852	906,464	13,922
Sale of services	6,731	4,792	3,085	47
Export incentives	3,503	2,563	4,171	64

Total revenue	639,493	717,207	913,720	14,033